Events occurring after the reporting period (Details Narrative) - SGD ($)	1 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Sep. 30, 2025	Jul. 31, 2025	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Number of shares issued					18,785,750
Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Loan		$ 3,000,000
Borrowing of deferred consideration		1,500,000
Consideration of acquisition		$ 6,500,000
SSOC Novena Pte Ltd [member] | Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Investments percentage				60.00%
Investments sale percentage			7.00%
Investments hold percentage			53.00%
SSOC Orchard Pte Ltd [member] | Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Investments percentage				60.00%
Investments sale percentage			7.00%
Investments hold percentage			53.00%
SSOC Farrer Park Pte Ltd [member] | Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Investments percentage				60.00%
Investments sale percentage			7.00%
Investments hold percentage			53.00%
Pharma Avenue Pte Ltd [Member] | Nonadjusting Events After Reporting Period [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				100,000
Eyetrust Medical Pte Ltd [member] | Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Investments hold percentage			65.00%
Chartered Imaging Pte Ltd [member] | Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Investments hold percentage		100.00%
Lucky Pet Service Pte Ltd [Member] | Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Investments hold percentage		10.00%
Atlas Medical Conceierge Pte Ltd [Member] | Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Investments hold percentage	51.00%